Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000130396 | NVIDIA9293546
Holdings [Line Items]
Percent of Total Investments	8.10%
C000130396 | Alphabet9293423
Holdings [Line Items]
Percent of Total Investments	6.90%
C000130396 | Microsoft9293537
Holdings [Line Items]
Percent of Total Investments	6.20%
C000130396 | Amazon.com9293429
Holdings [Line Items]
Percent of Total Investments	6.00%
C000130396 | Apple9293441
Holdings [Line Items]
Percent of Total Investments	6.00%
C000130396 | Broadcom9293466
Holdings [Line Items]
Percent of Total Investments	2.80%
C000130396 | Visa9293599
Holdings [Line Items]
Percent of Total Investments	2.80%
C000130396 | Meta Platforms9293531
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130396 | JPMorgan Chase9293513
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130396 | Exxon Mobil9293494
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130396 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000130396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000130396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000130396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000130893 | Howmet Aerospace9282529
Holdings [Line Items]
Percent of Total Investments	4.90%
C000130893 | Vertiv Holdings9282632
Holdings [Line Items]
Percent of Total Investments	4.00%
C000130893 | Ross Stores9282605
Holdings [Line Items]
Percent of Total Investments	3.50%
C000130893 | Monolithic Power Systems9282560
Holdings [Line Items]
Percent of Total Investments	3.20%
C000130893 | Ameriprise Financial9282488
Holdings [Line Items]
Percent of Total Investments	2.80%
C000130893 | Marriott International9282556
Holdings [Line Items]
Percent of Total Investments	2.80%
C000130893 | Cheniere Energy9282497
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130893 | Royal Caribbean Cruises9282608
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130893 | Cencora9282496
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130893 | Datadog9282506
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130893 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130893 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130893 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130893 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130893 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000130893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000130893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000130893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000130893 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130893 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000130895 | Microsoft9282609
Holdings [Line Items]
Percent of Total Investments	4.40%
C000130895 | Apple9282531
Holdings [Line Items]
Percent of Total Investments	4.20%
C000130895 | Broadcom9282548
Holdings [Line Items]
Percent of Total Investments	3.90%
C000130895 | U.S. Treasury Bonds9282511
Holdings [Line Items]
Percent of Total Investments	3.50%
C000130895 | U.S. Treasury Bonds9282509
Holdings [Line Items]
Percent of Total Investments	3.10%
C000130895 | U.S. Treasury Notes9282507
Holdings [Line Items]
Percent of Total Investments	3.00%
C000130895 | U.S. Treasury Bonds9282513
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130895 | Visa9282652
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130895 | NVIDIA9282618
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130895 | Invesco Senior Loan ETF9282515
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130895 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130895 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130895 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000130895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000130895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000130895 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130895 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000130895 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130895 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000130895 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000195841 | NVIDIA9282587
Holdings [Line Items]
Percent of Total Investments	8.10%
C000195841 | GE Vernova9282563
Holdings [Line Items]
Percent of Total Investments	7.20%
C000195841 | Quanta Services9282592
Holdings [Line Items]
Percent of Total Investments	7.00%
C000195841 | Amazon.com9282534
Holdings [Line Items]
Percent of Total Investments	6.50%
C000195841 | Howmet Aerospace9282566
Holdings [Line Items]
Percent of Total Investments	5.50%
C000195841 | Broadcom9282546
Holdings [Line Items]
Percent of Total Investments	5.40%
C000195841 | General Electric9282561
Holdings [Line Items]
Percent of Total Investments	5.00%
C000195841 | Alphabet9282533
Holdings [Line Items]
Percent of Total Investments	4.50%
C000195841 | Microchip Technology9282582
Holdings [Line Items]
Percent of Total Investments	4.40%
C000195841 | Amphenol9282537
Holdings [Line Items]
Percent of Total Investments	3.80%
C000195841 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000195841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000195841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000195841 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000195841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000195839 | Microsoft9282688
Holdings [Line Items]
Percent of Total Investments	5.10%
C000195839 | Enterprise Products Partners9282665
Holdings [Line Items]
Percent of Total Investments	4.70%
C000195839 | Eli Lilly9282662
Holdings [Line Items]
Percent of Total Investments	4.40%
C000195839 | L3Harris Technologies9282682
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195839 | Apple9282628
Holdings [Line Items]
Percent of Total Investments	3.80%
C000195839 | Parker-Hannifin9282696
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195839 | JPMorgan Chase9282679
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195839 | NextEra Energy9282691
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195839 | AstraZeneca PLC9282631
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195839 | CME Group9282654
Holdings [Line Items]
Percent of Total Investments	3.10%
C000195839 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195839 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000195839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000195839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000195839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000195839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000212351 | Taiwan Semiconductor Manufacturing9282796
Holdings [Line Items]
Percent of Total Investments	5.40%
C000212351 | Shell PLC9282741
Holdings [Line Items]
Percent of Total Investments	4.30%
C000212351 | ASML Holding9282777
Holdings [Line Items]
Percent of Total Investments	3.80%
C000212351 | Banco Santander9282701
Holdings [Line Items]
Percent of Total Investments	3.50%
C000212351 | DBS Group Holdings9282785
Holdings [Line Items]
Percent of Total Investments	3.30%
C000212351 | BHP Group9282681
Holdings [Line Items]
Percent of Total Investments	3.20%
C000212351 | Lloyds Banking Group PLC9282735
Holdings [Line Items]
Percent of Total Investments	3.20%
C000212351 | Mizuho Financial Group9282766
Holdings [Line Items]
Percent of Total Investments	2.90%
C000212351 | Siemens9282698
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212351 | BAE Systems PLC9282716
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212351 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212351 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000212351 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212351 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212351 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000212351 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000212351 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212351 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212351 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000212351 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000212351 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212351 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000212351 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.90%